Investment Instruments - Schedule of Amount Recognized in Profit and Loss and Other Comprehensive Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
Related to investments derecognised during the period	$ 35,489	$ 13,765
Related to investmentsheld at the end of the reporting period	904	1,241
Totals	$ 35,489	$ 13,765